Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
14. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following (
in thousands
):

	As of September 30, 2023	As of December 31, 2022
Prepaid insurance	$3,733	$3,997
Prepaid rent	799	589
Deferred IPO issuance costs	—	3,047
Deferred project costs	3,538	—
Interest rate swap receivable	1,559	—
Other	3,624	1,887

Total prepaid expenses and other current assets	$13,253	$9,520

11. Prepaid Expenses and Other Current Assets
The prepaid expenses and other current assets consisted of the following (
in thousands
):

	As of December 31,
	2022	2021
Prepaid insurance	$3,997	$4,104
Prepaid rent	589	606
Other	4,934	1,541

Total prepaid expenses and other current assets	$9,520	$6,251